RESULT FROM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
RESULT FROM INVESTMENTS
RESULT FROM INVESTMENTS
Result from investments of €2,437 thousand in 2017 related to the Group’s proportionate share of FFS GmbH’s net profit.

Result from investments of €3,066 thousand in 2016 includes €660 thousand related to the gain on the sale of a majority stake in FFS GmbH to FCA Bank on November 7, 2016, €1,489 thousand related to the gain on the fair value measurement of the non-controlling interest retained in FFS GmbH and €917 thousand related to the Group’s proportionate share of FFS GmbH’s net profit for the period from November 7, 2016 to December 31, 2016. See Note 17 for additional details.